Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0001013454
Registrant Name	Deutsche Mortgage & Asset Receiving Corporation
Registration File Number	333-283864
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A